CALVERT EMERGING MARKETS ADVANCEMENT FUND

Supplement to Prospectus dated October 1, 2019 as revised June 18, 2020 and
Statement of Additional Information dated October 1, 2019 as revised May 14, 2020

CALVERT BALANCED FUND
CALVERT BOND FUND
CALVERT EMERGING MARKETS EQUITY FUND
CALVERT EQUITY FUND
CALVERT GLOBAL ENERGY SOLUTIONS FUND
CALVERT GLOBAL WATER FUND
CALVERT GREEN BOND FUND
CALVERT HIGH YIELD BOND FUND
CALVERT INCOME FUND
CALVERT INTERNATIONAL EQUITY FUND
CALVERT INTERNATIONAL OPPORTUNITIES FUND
CALVERT LONG-TERM INCOME FUND
CALVERT MID-CAP FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT SMALL-CAP FUND
CALVERT ULTRA-SHORT DURATION INCOME FUND
Supplement to Prospectuses and Statements of Additional Information dated February 1, 2020

CALVERT FLOATING-RATE ADVANTAGE FUND

Supplement to Prospectus and Statement of Additional Information dated February 1, 2020 as revised March 20, 2020

CALVERT CONSERVATIVE ALLOCATION FUND
CALVERT GROWTH ALLOCATION FUND
CALVERT MODERATE ALLOCATION FUND
Supplement to Prospectus dated February 1, 2020 as revised March 26, 2020 and
Statement of Additional Information dated February 1, 2020

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
Supplement to Prospectus dated February 1, 2020 as revised June 18, 2020 and
Statement of Additional Information dated February 1, 2020

CALVERT FLEXIBLE BOND FUND
CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
Supplement to Prospectuses and Statements of Additional Information dated May 1, 2020

1.   Effective November 5, 2020, the following replaces “Conversion Feature” under “Sales Charges” in each Fund’s statutory prospectus, except Calvert Emerging Markets Advancement Fund, Calvert Floating-Rate Advantage Fund and Calvert Ultra-Short Duration Income Fund:

Conversion Feature.  Effective November 5, 2020 (the “Effective Date”), Class C shares of a Fund will convert automatically to Class A shares of the Fund during the month following the eight year anniversary of the purchase of such Class C shares. If a financial intermediary that maintains a Class C shareholder’s account has not tracked the holding period for Class C shares, Class C shares held as of the Effective Date will automatically convert to Class A shares 8 years after the Effective Date. Prior to November 5, 2020, Class C shares will convert to Class A shares during the month following the ten year anniversary of the purchase of such Class C shares. In addition, Class C shares held in an account with each Fund’s transfer agent for which no financial intermediary is specified and that are not subject to a CDSC will be converted to Class A shares of the Fund periodically.

In some circumstances, the Board may determine to cease to offer and subsequently close an existing class of Fund shares. In such circumstances, the Fund may automatically convert the shares for such class into another share class, subject to prior notice to shareholders of the impacted class. Any such conversion will occur at the respective net asset value of each class as of the conversion date without the imposition of any fee or other charges by the Fund.

2.   Effective January 15, 2021, the following replaces “Appendix B – Financial Intermediary Sales Charge Variations – Fund Purchases through Ameriprise Financial (Class A Sales Charge Waivers)” in each Fund’s statutory prospectus:

Fund Purchases through Ameriprise Financial (Class A Sales Charge Waivers)

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Effective January 15, 2021, shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Prospectus or in the SAI:

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
•	Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

3.   Effective immediately, the following is added to “Appendix B – Financial Intermediary Sales Charge Variations” in each Fund’s statutory prospectus:

Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver:

Front-End Sales Load Waiver on Class A-shares

•	Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund at net asset value pursuant to Stifel’s policies and procedures

4.   Effective November 5, 2020, the following replaces “Conversion Feature” under “SALES CHARGES” in each Fund’s Statement of Additional Information, except Calvert Emerging Markets Advancement Fund, Calvert Floating-Rate Advantage Fund and Calvert Ultra-Short Duration Income Fund:

Conversion Feature. Effective November 5, 2020 (the “Effective Date”), Class C shares automatically convert to Class A shares during the month following the eight year anniversary of the purchase of such Class C shares. If the financial intermediary that maintains a Class C shareholder’s account has not tracked the holding period for Class C shares, Class C shares held as of the Effective Date will automatically convert to Class A shares eight years after the Effective Date. Prior to November 5, 2020, Class C shares will convert to Class A shares during the month following the ten year anniversary of the purchase of such Class C shares. Such conversion shall be effected on the basis of the relative NAVs per share of the two classes without the imposition of any sales charge, fee or other charge. For purposes of this conversion, all distributions paid on such Class C shares which the shareholder elects to reinvest in Class C shares will be considered to be held in a separate sub-account. Upon the conversion of Class C shares not acquired through the reinvestment of distributions, a pro rata portion of the Class C shares held in the sub-account will also convert to such Class A shares. This portion will be determined by the ratio that such Class C shares being converted bears to the total of Class C shares (excluding shares acquired through reinvestment) in the account.

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